Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income
Loans, including fees	$ 8,999	$ 11,813	$ 13,197
Securities	422	658	1,120
FHLB stock dividends	83	85	97
Federal funds sold and other	152	61	32
Total interest and dividend income	9,656	12,617	14,446
Interest expense
Deposits	2,780	3,318	4,723
Short-term FHLB advances and other debt			1
Long-term FHLB advances and other debt	530	698	1,027
Subordinated debentures	168	167	196
Total interest expense	3,478	4,183	5,947
Net interest income	6,178	8,434	8,499
Provision for loan losses	3,375	8,468	9,928
Net interest income (loss) after provision for loan losses	2,803	(34)	(1,429)
Noninterest income
Service charges on deposit accounts	271	294	345
Net gains on sales of loans	294	866	642
Loan servicing fees, net	22	21	36
Net gains on sales of securities	353	468
Earnings on bank owned life insurance	130	126	125
Gain on acquisition			208
Other	53	19	21
Total noninterest income	1,123	1,794	1,377
Noninterest expense
Salaries and employee benefits	4,043	4,211	4,166
Occupancy and equipment	278	203	481
Data processing	569	625	616
Franchise taxes	253	338	346
Professional fees	944	995	769
Director fees	181	137	108
Postage, printing and supplies	131	151	162
Advertising and promotion	37	107	52
Telephone	74	106	103
Loan expenses	81	83	82
Foreclosed assets, net	1,187	4	(1)
Depreciation	384	508	483
FDIC premiums	687	581	541
Amortization of intangibles	40	40	6
Regulatory assessment	168	120	89
Other insurance	135	63	51
Other	159	160	208
Total noninterest expense	9,351	8,432	8,262
Loss before income taxes	(5,425)	(6,672)	(8,314)
Income tax expense		198	1,577
Net loss	(5,425)	(6,870)	(9,891)
Preferred stock dividends and accretion of discount on preferred stock	(425)	(410)	(407)
Net loss attributable to common stockholders	$ (5,850)	$ (7,280)	$ (10,298)
Loss per common share:
Basic	$ (1.42)	$ (1.77)	$ (2.51)
Diluted	$ (1.42)	$ (1.77)	$ (2.51)